Investments - Derivative Financial Assets and Liabilities by Type of Instrument (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 28,747	$ 3,206
Derivative Financial Assets, Percentage	10000000.00%	10000000.00%
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 23,829	$ 321
Fair value %	100,000	100,000
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 214,954	$ 132,250
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	114,511	98,226
Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 6,143
Fair value %	26,000
Derivative Financial Instruments - Warrants SPAC [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 132,250
Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	$ 17,686
Fair value %	74,000
Derivative Financial Instruments - Energy trading contracts [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 82,704
Derivative Financial Instruments - Warrants [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities		$ 321
Fair value %		100,000
Derivative Financial Instruments - Warrants [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount		$ 132,250
Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	8,354	0
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	7,699	0
Not later than three months [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	0
Not later than three months [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	7,699
Not later than three months [member] | Derivative Financial Instruments - Warrants [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities		0
Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	9,292	3,206
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	14,050	321
Later than three months and not later than one year [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	6,143
Later than three months and not later than one year [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	7,907
Later than three months and not later than one year [member] | Derivative Financial Instruments - Warrants [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities		321
Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	11,101	0
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	2,080	0
Later than one year [member] | Derivative Financial Instruments - Warrants SPAC [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	0
Later than one year [member] | Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities	2,080
Later than one year [member] | Derivative Financial Instruments - Warrants [Member]
Derivative Financial Liabilities [Abstract]
Derivative financial liabilities		0
Derivative Financial Instruments - Energy trading contracts [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 25,169
Derivative Financial Assets, Percentage	8800000.00%
Derivative Financial Instruments - Energy trading contracts [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 90,386
Derivative Financial Instruments - Energy trading contracts [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	8,354
Derivative Financial Instruments - Energy trading contracts [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	9,292
Derivative Financial Instruments - Energy trading contracts [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	7,523
Derivative Financial Instruments - Tria call option [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 3,578
Derivative Financial Assets, Percentage	1200000.00%
Derivative Financial Instruments - Tria call option [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 24,125
Derivative Financial Instruments - Tria call option [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0
Derivative Financial Instruments - Tria call option [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0
Derivative Financial Instruments - Tria call option [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	3,578
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 310
Derivative Financial Assets, Percentage	1000000.00%
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 11,282
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	0
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	310
Derivative Financial Instruments - The One Real Estate Investment Fund call options [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets	$ 0
Derivative Financial Instruments - VBI Call Option [Member]
Derivative Financial Assets [Abstract]
Derivative financial assets		$ 2,896
Derivative Financial Assets, Percentage		9000000.00%
Derivative Financial Instruments - VBI Call Option [Member] | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount		$ 86,944
Derivative Financial Instruments - VBI Call Option [Member] | Not later than three months [member]
Derivative Financial Assets [Abstract]
Derivative financial assets		0
Derivative Financial Instruments - VBI Call Option [Member] | Later than three months and not later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets		2,896
Derivative Financial Instruments - VBI Call Option [Member] | Later than one year [member]
Derivative Financial Assets [Abstract]
Derivative financial assets		$ 0